Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 131,978	$ 31,612	$ 8,547
Restricted cash	0	8,268	0
Accounts receivable	136,560	31,765	8,557
Receivable from affiliate	222	2,244	11,879
Deposits	760	601
Prepaid expenses and other		863	321
Prepaid expenses and other	2,374	262
Derivative assets	8,546	0
Total current assets	280,440	74,752	29,304
Investments in joint ventures	0	49,814	30,976
Gas collateral account	3,995	3,700	5,843
Proved natural gas properties, net	1,023,603	270,523	159,988
Unproved natural gas properties	1,158,483	457,836	111,030
Property and equipment, net	13,637	5,972	2,622
Deferred financing costs, net	20,452	12,292	5,208
Goodwill	338,036	0
Intangible assets, net	48,199	0
Other non-current assets	386	0
Derivative assets	8,555	4,921	0
Total assets	2,895,786	879,810	344,971
Current liabilities:
Current portion of long-term debt	1,006	20,120	8,814
Accounts payable	95,218	51,219	19,793
Royalties payable	28,906	9,393	1,960
Accrued interest	24,219	250	2,004
Accrued capital expenditures	176,087	16,753	2,359
Other accrued liabilities	19,378	8,283	5,585
Leasehold payable	24,940	18,606	3,954
Derivative liabilities	0	965	2,260
Payable to affiliate	0	6,148	2,482
Operated prepayment liability	1,886	1,201	11,553
Total current liabilities	371,640	132,938	60,764
Long-term liabilities:
Long-term debt	900,000	406,822	140,506
Leasehold payable	3,330	1,675	106
Deferred tax liabilities	199,040	0
Restricted units	0	36,306	3,400
Other long-term liabilities	9,218	3,422	2,004
Total liabilities	1,483,228	581,163	206,780
Stockholders' equity	1,412,558	298,647	138,191
Total liabilities and stockholders' equity	$ 2,895,786	$ 879,810	$ 344,971